Other Payables - Summary of Other Payables (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)
Trade and other current payables [abstract]
Salaries and bonus payable	$ 601,239	$ 20,285	$ 443,993
Interest payable	2,854	96	1,059
Accrued pension costs	32,402	1,093	29,930
Employees' bonus	371,912	12,548	70,553
Directors' remuneration	18,596	627	3,528
Other expense payable	953,179	32,159	862,991
Other payables	$ 1,980,182	$ 66,808	$ 1,412,054